INCOME TAX - Summary of Federal Net Operating Loss Carryforwards (Details) (Federal [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 264,922
2018 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	28
2019 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	88,429
2020 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	32
2021 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	20
After 2022 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 176,413